Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Post-employment benefits
Defined contribution plans	$ 2,979,167	$ 106,096	$ 3,148,209	$ 2,965,054
Defined benefit plans	217,186	7,735	277,041	291,333
Post-employment benefits	3,196,353	113,831	3,425,250	3,256,387
Equity-settled share-based payments	955,575	34,030	871,699	215,648
Other employee benefits	76,648,412	2,729,644	70,279,752	63,940,430
Employee benefits expense	80,800,340	2,877,505	74,576,701	67,412,465
Operating costs [member]
Post-employment benefits
Employee benefits expense	52,526,164	1,870,590	49,173,778	45,363,170
Operating expense [member]
Post-employment benefits
Employee benefits expense	$ 28,274,176	$ 1,006,915	$ 25,402,923	$ 22,049,295